Other disclosures - Risk Management and Principal Risks - Gross exposure and impairment allowance for loan commitment and financial guarantees (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan commitments and financial guarantee contracts
Asset derecognised due to final repayments	[1]	£ 0	£ 0	£ 0	[2]
Gross exposure [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		265,455	315,673
Disposal of business to Barclays Bank UK PLC			67,255
Net transfers between stages			0
Business activity in the year			64,904
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			(11,883)
Asset derecognised due to final repayments			(35,984)
Closing/Ending balance			265,455	315,673
Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		16
Net transfers between stages		0
Business activity in the year		18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Asset derecognised due to final repayments		0
Closing/Ending balance		34	16
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		78,997
Net transfers between stages		0
Business activity in the year		13,501
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(366)
Asset derecognised due to final repayments		(11,755)
Closing/Ending balance		80,377	78,997
Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		186,442
Net transfers between stages		0
Business activity in the year		56,459
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		2,135
Asset derecognised due to final repayments		(49,346)
Closing/Ending balance		195,690	186,442
Impairment allowance [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		217	420
Disposal of business to Barclays Bank UK PLC			87
Net transfers between stages			0
Business activity in the year			18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			(24)
Asset derecognised due to final repayments			(110)
Closing/Ending balance			217	420
Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Asset derecognised due to final repayments		0
Closing/Ending balance		0	0
Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		73
Net transfers between stages		0
Business activity in the year		8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(27)
Asset derecognised due to final repayments		(3)
Closing/Ending balance		51	73
Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		144
Net transfers between stages		0
Business activity in the year		44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		76
Asset derecognised due to final repayments		(63)
Closing/Ending balance		201	144
Stage 1 [member] | Gross exposure [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		248,590	275,364
Disposal of business to Barclays Bank UK PLC			60,848
Net transfers between stages			14,517
Business activity in the year			64,155
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			(16,826)
Asset derecognised due to final repayments			(27,772)
Closing/Ending balance			248,590	275,364
Stage 1 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		15
Net transfers between stages		0
Business activity in the year		18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		1
Asset derecognised due to final repayments		0
Closing/Ending balance		34	15
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		74,624
Net transfers between stages		251
Business activity in the year		13,322
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		1,169
Asset derecognised due to final repayments		(11,109)
Closing/Ending balance		78,257	74,624
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		173,951
Net transfers between stages		(881)
Business activity in the year		53,666
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		686
Asset derecognised due to final repayments		(44,421)
Closing/Ending balance		183,001	173,951
Stage 1 [member] | Impairment allowance [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		91	133
Disposal of business to Barclays Bank UK PLC			36
Net transfers between stages			42
Business activity in the year			18
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			(51)
Asset derecognised due to final repayments			(15)
Closing/Ending balance			91	133
Stage 1 [member] | Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Asset derecognised due to final repayments		0
Closing/Ending balance		0	0
Stage 1 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		32
Net transfers between stages		4
Business activity in the year		2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(15)
Asset derecognised due to final repayments		(1)
Closing/Ending balance		22	32
Stage 1 [member] | Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		59
Net transfers between stages		7
Business activity in the year		22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(1)
Asset derecognised due to final repayments		(24)
Closing/Ending balance		63	59
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		16,444	38,867
Disposal of business to Barclays Bank UK PLC			6,113
Net transfers between stages			(14,577)
Business activity in the year			749
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			5,505
Asset derecognised due to final repayments			(7,987)
Closing/Ending balance			16,444	38,867
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		1
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(1)
Asset derecognised due to final repayments		0
Closing/Ending balance		0	1
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		4,304
Net transfers between stages		(981)
Business activity in the year		173
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(810)
Asset derecognised due to final repayments		(633)
Closing/Ending balance		2,053	4,304
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		12,139
Net transfers between stages		585
Business activity in the year		2,777
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		1,211
Asset derecognised due to final repayments		(4,659)
Closing/Ending balance		12,053	12,139
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		104	259
Disposal of business to Barclays Bank UK PLC			51
Net transfers between stages			(43)
Business activity in the year			0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			(17)
Asset derecognised due to final repayments			(44)
Closing/Ending balance			104	259
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Asset derecognised due to final repayments		0
Closing/Ending balance		0	0
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		69
Net transfers between stages		730
Business activity in the year		6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(725)
Asset derecognised due to final repayments		(13)
Closing/Ending balance		67	69
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		352
Net transfers between stages		296
Business activity in the year		16
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		238
Asset derecognised due to final repayments		(266)
Closing/Ending balance		636	352
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		421	1,442
Disposal of business to Barclays Bank UK PLC			294
Net transfers between stages			60
Business activity in the year			0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			(562)
Asset derecognised due to final repayments			(225)
Closing/Ending balance			421	1,442
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Asset derecognised due to final repayments		0
Closing/Ending balance		0	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		21
Net transfers between stages		(3)
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(2)
Asset derecognised due to final repayments		(1)
Closing/Ending balance		15	21
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		83
Net transfers between stages		(8)
Business activity in the year		22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		36
Asset derecognised due to final repayments		(36)
Closing/Ending balance		97	83
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		22	28
Disposal of business to Barclays Bank UK PLC			0
Net transfers between stages			1
Business activity in the year			0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes			44
Asset derecognised due to final repayments			(51)
Closing/Ending balance			22	£ 28
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Home loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		0
Net transfers between stages		0
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		0
Asset derecognised due to final repayments		0
Closing/Ending balance		0	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		20
Net transfers between stages		(1)
Business activity in the year		6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		(10)
Asset derecognised due to final repayments		(1)
Closing/Ending balance		14	20
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Wholesale loans [member] | Loan commitments and financial guarantee contracts [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance		2
Net transfers between stages		1
Business activity in the year		0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes		41
Asset derecognised due to final repayments		(3)
Closing/Ending balance		£ 41	£ 2

[1]	Cash recoveries of previously written off amounts
[2]	2017 numbers are pre sented on an IAS 39 basis